UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               February 02, 2009
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       318481
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	12709	490500	SOLE
Atmos Energy		COM	49560105	22632	954950	SOLE
Beckman Coulter		COM	75811109	15441	351400	SOLE
Brinks 			COM	109696104	8411	312900	SOLE
Brinks Home Security	COM	109699108	8315	379350	SOLE
Cabelas			COM	126804301	8580	1471650	SOLE
Cintas			COM	172908105	19511	839900	SOLE
Coinstar		COM	19259p300	10028	514000	SOLE
Deluxe			COM	248019101	17049	1139633	SOLE
Entertainment PropertiesCOM	29380t105	16819	564380	SOLE
Equifax 		COM	294429105	6602	248950	SOLE
Frontier Comms		COM	35906A108	1669	191000	SOLE
Graco			COM	384109104	13671	576120	SOLE
Intl Flav & Fragrances	COM	459506101	15261	513500	SOLE
Intl Game Technology	COM	459902102	6479	544900	SOLE
Jack Henry		COM	426281101	22289	1148350	SOLE
McCormick		COM	579780206	15310	480525	SOLE
Mobile Mini		COM	60740f105	11616	805570	SOLE
NBTY 			COM	628782104	2894	184950	SOLE
NSTAR			COM	67019e107	2007	55000	SOLE
Patterson Companies	COM	703395103	3446	183810	SOLE
SEIC			COM	784117103	10367	659900	SOLE
Sonic 			COM	835451105	18372	1509640	SOLE
Sonoco 			COM	835495102	16629	717999	SOLE
Total System Services	COM	891906109	17788	1270550	SOLE
UDR			COM	902653104	12678	919365	SOLE
Watson Wyatt		COM	942712100	1908	39900	SOLE